NOTE 4 - RELATED PARTY TRANSACTIONS	9 Months Ended
Jul. 31, 2017
Related Party Transactions [Abstract]
NOTE 4 - RELATED PARTY TRANSACTIONS

NOTE 4 – RELATED PARTY TRANSACTIONS

In connection with the acquisition of Viva Entertainment and the resignation of our former officers and directors, the Company received forgiveness of stock payable of $3,390,000 and amounts due to former CEO of $132,854. These amounts were written off prior to closing and have therefore not been included in Equity. However, the former CEO funded an additional $30,000 to the Company for working capital during the year ended October 31, 2016.

The detail composition of $384,936 in accrued wages with related parties as of July 31, 2017 is as follows: Johnny Falcones $126,840, Alberto Gomez $152,548 and John Sepulveda $105,548. This accrual covered services rendered by the employees for the period from April, 2016 through July 31, 2017 less payments made to such employees during the period.

Stock payable includes $1,929,200 to officers and directors of the company due to unissued shares earned on employment agreements.

In addition, John Sepulveda funded $10,000 to the Company for working capital during the year ended October 31, 2016 which remains outstanding together with advances, net of $102,070 from the spouse of the company’s Chief Executive Officer as of July 31, 2017.